ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Guarantee liability	¥ 27,505	¥ 83,693
Accrued payroll and employee benefits	128,224	88,713
Payable to a third-party individual	64,515	58,697
Refund liability	35,772
VAT and other tax payables	34,731	18,015
Professional service fee	22,403	9,125
Rental fee	23,808	13,215
Payable for repurchasing of treasury shares	5,058	17,368
Others	23,412	24,603
Total	¥ 365,428	¥ 313,429